OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Employees and payroll accruals	$ 4,260	$ 3,477
Government authorities	1,858	817
Provision for warranty	369	391
Accrued expenses	2,561	2,100
Related party	53	53
Others	16	1
Other Accounts Payable and Accrued Liabilities	$ 9,117	$ 6,839